CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended		15 Months Ended
	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2021
Income Statement [Abstract]
Revenue	$ 4,907,889	$ 10,914,712	$ 8,688,758	$ 19,292,087	$ 11,917,629	$ 5,414,002
Cost of goods sold	2,209,323	5,288,657	3,998,183	9,644,761	5,959,286	2,684,190
Gross margin	2,698,566	5,626,055	4,690,575	9,647,326	5,958,343	2,729,812
Selling, general and administrative expenses	2,801,118	5,948,227	5,205,561	10,800,944	8,776,876	3,052,433
Impairment of note receivable				2,498,706	0
Impairment of goodwill		25,185,003		0	25,185,003
Total operating expenses	2,801,118	5,948,227	5,205,561	13,299,650	33,961,879	3,052,433
Operating loss	(102,552)	(322,172)	(514,986)	(3,652,324)	(28,003,536)	(322,621)
Other (income) expense:
Gain on settlement of note receivable		(1,696,328)	0			(522,246)
Interest expense, net	746,824	826,472	1,479,426	3,657,105	2,941,131	407,880
Loss on extinguishment of debt				6,105,679	0
Gain on settlement of liabilities				0	(275,000)
Gain on modification of operating leases				(14,889)	(28,511)
Loss on disposal of assets				0	16,817
Total other (income) expense	746,824	(869,856)	1,479,426	9,747,895	2,654,437	(114,366)
Income (Loss) before income taxes	(849,376)	547,684	(1,994,412)	(13,400,219)	(30,657,973)	(208,255)
Provision for income taxes		(469,057)		(2,490,295)	0	(140,717)
Net income (loss) before non-controlling interest	(849,376)	78,627	(1,994,412)	(15,890,514)	(30,657,973)	(348,972)
Non-controlling interest		3,500				3,500
Net income (loss)	$ (849,376)	$ 82,127	$ (1,994,412)	$ (15,890,514)	$ (30,657,973)	$ (345,472)
Net income (loss) per share - basic (in Dollars per share)	$ (0.01)	$ 0	$ (0.02)	$ (0.13)	$ (0.24)	$ 0
Net income (loss) per share - diluted (in Dollars per share)	$ (0.01)	$ 0	$ (0.02)	$ (0.13)	$ (0.24)	$ 0
Weighted average shares outstanding - basic (in Shares)	126,548,887	128,071,067	126,535,075	126,664,839	126,390,105	128,158,080
Weighted average shares outstanding - diluted (in Shares)	126,548,887	128,141,067	126,535,075	126,664,839	126,390,105	128,158,080